MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                December 31, 2003

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                               MUTUAL OF AMERICA

                             Separate Account No. 2
                                  Annual Report
                                December 31, 2003

Dear Participant:

      We are pleased to send you the 2003 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2003, the following total returns were experienced in these twenty Separate Account Funds:

      Investment Company Money Market Fund(1) ..................    + 0.1%
      Investment Company All America Fund ......................    +31.8%
      Investment Company Equity Index Fund .....................    +27.2%
      Investment Company Mid-Cap Equity Index Fund .............    +34.0%
      Investment Company Bond Fund .............................    + 5.8%
      Investment Company Short-Term Bond Fund ..................    + 0.8%
      Investment Company Mid-Term Bond Fund ....................    + 1.9%
      Investment Company Composite Fund ........................    +17.2%
      Investment Company Aggressive Equity Fund ................    +38.1%
      Investment Company Conservative Allocation Fund(2) .......    + 4.7%
      Investment Company Moderate Allocation Fund(2) ...........    +11.1%
      Investment Company Aggressive Allocation Fund(2) .........    +18.6%
      Scudder Bond Fund ........................................    + 4.1%
      Scudder Capital Growth Fund ..............................    +25.7%
      Scudder International Fund ...............................    +26.6%
      American Century VP Capital Appreciation Fund ............    +19.7%
      Calvert Social Balanced Fund .............................    +18.2%
      Fidelity VIP Equity-Income Fund ..........................    +29.3%
      Fidelity VIP II Contrafund ...............................    +27.4%
      Fidelity VIP II Asset Manager Fund .......................    +17.0%

      ----------
      (1) The seven-day net annualized effective yield as of 2/17/04 was 0.1% and is not necessarily indicative of future actual yields.

      (2)   Commenced Operations May 20, 2003; total return is from that date.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. For receipt of this document online, instead of through the mail, visit www.mutualofamerica.com and sign-up for eDocuments in the "My Account" section. After providing consent to receive electronic documents, notification emails will communicate the online availability of prospectuses, annual and semi-annual reports of the separate accounts and underlying funds, as well as future documents offered electronically.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785 or by visiting www.mutualofamerica.com.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt

                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----

Annual Report of Mutual of America Separate Account No. 2 ..................   1

   Statement of Assets and Liabilities .....................................   5

   Statement of Operations .................................................   8

   Statements of Changes in Net Assets .....................................  10

   Financial Highlights ....................................................  14

   Notes to Financial Statements ...........................................  23

   Independent Auditors' Report ............................................  25

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                        Investment Company
                                                                -------------------------------------------------------------------
                                                                                                                         Mid-Cap
                                                                Money Market      All America      Equity Index       Equity Index
                                                                    Fund             Fund              Fund               Fund
                                                                ------------      ------------     -------------      -------------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $56,588,806
   All America Fund -- $351,582,180
   Equity Index Fund -- $304,603,147
   Mid-Cap Equity Index Fund -- $117,892,945)
   (Notes 1 and 2) ........................................     $ 55,672,101      $333,223,016     $ 321,521,107      $ 135,771,998
Due From (To) Mutual of America General Account ...........          (47,180)          495,514          (545,775)        (6,934,944)
                                                                ------------      ------------     -------------      -------------
NET ASSETS ................................................     $ 55,624,921      $333,718,530     $ 320,975,332      $ 128,837,054
                                                                ============      ============     =============      =============
UNIT VALUE AT DECEMBER 31, 2003 ...........................     $       2.30      $       7.85     $        2.62      $        1.41
                                                                ============      ============     =============      =============
NUMBER OF UNITS OUTSTANDING
   AT DECEMBER 31, 2003 ...................................       24,188,198        42,508,113       122,327,765         91,186,638
                                                                ============      ============     =============      =============

                                                                                         Investment Company
                                                                -------------------------------------------------------------------
                                                                    Bond           Short-Term        Mid-Term          Composite
                                                                    Fund            Bond Fund        Bond Fund            Fund
                                                                ------------      ------------      ------------      -------------
ASSETS:
Investments in Mutual of America Investment
   Corporation  at market value
   (Cost:
   Bond Fund -- $94,500,869
   Short-Term Bond Fund -- $19,489,140
   Mid-Term Bond Fund -- $50,224,212
   Composite Fund -- $270,079,855)
   (Notes 1 and 2) ........................................     $ 90,010,301      $ 19,110,589      $ 50,203,492      $ 230,382,649
Due From (To) Mutual of America General Account ...........         (188,237)           (8,650)          (35,476)          (245,870)
                                                                ------------      ------------      ------------      -------------
NET ASSETS ................................................     $ 89,822,064      $ 19,101,939      $ 50,168,016      $ 230,136,779
                                                                ============      ============      ============      =============
UNIT VALUE AT DECEMBER 31, 2003 ...........................     $       3.99      $       1.53      $       1.67      $        5.23
                                                                ============      ============      ============      =============
NUMBER OF UNITS OUTSTANDING
   AT DECEMBER 31, 2003 ...................................       22,484,065        12,497,425        30,101,923         43,987,749
                                                                ============      ============      ============      =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003

                                                                                           Investment Company
                                                                --------------------------------------------------------------------
                                                                 Aggressive        Conservative        Moderate         Aggressive
                                                                   Equity           Allocation        Allocation        Allocation
                                                                    Fund               Fund              Fund              Fund
                                                                -------------      -------------     -------------     -------------
ASSETS:
Investments in Mutual of America Investment
   Corporation  at market value
   (Cost:
   Aggressive Equity Fund -- $232,267,833
   Conservative Allocation Fund -- $2,042,826
   Moderate Allocation Fund -- $10,577,334
   Aggressive Allocation Fund -- $7,246,034)
   (Notes 1 and 2) ........................................     $ 247,098,804      $   2,026,140     $  10,807,324     $   7,602,651
Due From (To) Mutual of America General Account ...........        (4,565,988)            77,753           135,471           119,412
                                                                -------------      -------------     -------------     -------------
NET ASSETS ................................................     $ 242,532,816      $   2,103,893     $  10,942,795     $   7,722,063
                                                                =============      =============     =============     =============

UNIT VALUE AT DECEMBER 31, 2003 ...........................     $        2.69      $        1.05     $        1.11     $        1.19
                                                                =============      =============     =============     =============
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003 ......................................        90,101,578          2,008,814         9,848,694         6,510,636
                                                                =============      =============     =============     =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                                                          American
                                                                                        Scudder                            Century
                                                                 --------------------------------------------------     ------------
                                                                                       Capital                           VP Capital
                                                                     Bond              Growth         International     Appreciation
                                                                     Fund               Fund              Fund              Fund
                                                                 ------------       -------------     -------------     ------------
ASSETS:
Investments in Scudder Portfolios
   and American Century VP Capital
   Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $40,023,086
   Scudder Capital Growth Fund -- $352,360,054
   Scudder International Fund -- $90,195,410
   American Century VP Capital
     Appreciation Fund -- $89,890,779)
   (Notes 1 and 2) ........................................      $ 41,201,244       $ 307,092,149       $98,535,735      $68,202,258
Due From (To) Mutual of America General Account ...........            (9,449)             (3,042)            3,623           47,823
                                                                 ------------       -------------       -----------      -----------
NET ASSETS ................................................      $ 41,191,795       $ 307,089,107       $98,539,358      $68,250,081
                                                                 ============       =============       ===========      ===========
UNIT VALUE AT DECEMBER 31, 2003 ...........................      $      16.22       $       30.30       $     14.05      $     12.59
                                                                 ============       =============       ===========      ===========
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 2003 ..........         2,539,403          10,133,313         7,013,574        5,419,233
                                                                 ============       =============       ===========      ===========
                                                                 Calvert                               Fidelity
                                                               ------------      --------------------------------------------------
                                                                  Social              VIP              VIP II             VIP II
                                                                 Balanced        Equity-Income         Contra          Asset Manager
                                                                   Fund              Fund               Fund               Fund
                                                               ------------      -------------      -------------      ------------
ASSETS:
Investments in Calvert Social Balanced
Portfolio and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $64,143,208
   VIP Equity-Income Fund -- $160,575,492
   VIP II Contra Fund -- $254,473,247
   VIP II Asset Manager Fund -- $72,722,878)
   (Notes 1 and 2) .......................................     $ 61,003,911      $ 177,754,848      $ 281,629,571      $ 69,417,980
Due From (To) Mutual of America General Account ..........          (16,195)           (11,758)            (1,467)           (6,049)
                                                               ------------      -------------      -------------      ------------
NET ASSETS ...............................................     $ 60,987,716      $ 177,743,090      $ 281,628,104      $ 69,411,931
                                                               ============      =============      =============      ============
UNIT VALUE AT DECEMBER 31, 2003 ..........................     $       3.07      $       34.76      $       29.66      $      25.34
                                                               ============      =============      =============      ============
NUMBER OF UNITS AT DECEMBER 31, 2003 .....................       19,877,755          5,113,453          9,495,788         2,739,126
                                                               ============      =============      =============      ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 2003
                                (Except as Noted)

                                                                              Investment Company
                                            ---------------------------------------------------------------------------------------
                                                                                           Mid-Cap
                                            Money Market   All America    Equity Index   Equity Index       Bond        Short-Term
                                                Fund           Fund           Fund           Fund           Fund         Bond Fund
                                            ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................  $    581,193   $  2,326,262   $  4,097,327   $    885,319   $  4,640,871   $    646,559
                                            ------------   ------------   ------------   ------------   ------------   ------------
Expenses (Note 3):
   Fees and administrative expenses ......       617,484      2,678,924      2,542,353        819,996        952,719        223,131
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) .............       (36,291)      (352,662)     1,554,974         65,323      3,688,152        423,428
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss)
      on investments .....................      (206,159)   (18,956,991)   (12,258,787)      (172,598)      (563,670)        34,676
   Net unrealized appreciation
      (depreciation) of investments ......       155,771     97,852,527     75,766,237     26,561,374      1,742,530       (353,889)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............       (50,388)    78,895,536     63,507,450     26,388,776      1,178,860       (319,213)
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ............................  $    (86,679)  $ 78,542,874   $ 65,062,424   $ 26,454,099   $  4,867,012   $    104,215
                                            ============   ============   ============   ============   ============   ============

                                                                                Investment Company
                                              --------------------------------------------------------------------------------------
                                                                             Aggressive   Conservative      Moderate     Aggressive
                                                Mid-Term      Composite        Equity      Allocation      Allocation    Allocation
                                                Bond Fund       Fund            Fund        Fund (a)        Fund (a)      Fund (a)
                                              ------------   ------------   ------------   ------------   ------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .........................  $  2,294,235   $  5,472,537   $         --   $     78,624   $    329,149  $    167,598
                                              ------------   ------------   ------------   ------------   ------------  ------------
Expenses (Note 3):
   Fees and administrative expenses ........       655,050      2,060,641      1,707,624          8,503         32,704        22,076
                                              ------------   ------------   ------------   ------------   ------------  ------------
NET INVESTMENT INCOME (LOSS) ...............     1,639,185      3,411,896     (1,707,624)        70,121        296,445       145,522
                                              ------------   ------------   ------------   ------------   ------------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss)
      on investments .......................     1,079,404     (4,237,393)    (4,861,137)         3,447         17,345        43,505
   Net unrealized appreciation
      (depreciation) of investments ........    (1,662,091)    34,618,060     67,529,033        (16,686)       229,990       356,617
                                              ------------   ------------   ------------   ------------   ------------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..............      (582,687)    30,380,667     62,667,896        (13,239)       247,335       400,122
                                              ------------   ------------   ------------   ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..............................  $  1,056,498   $ 33,792,563   $ 60,960,272   $     56,882   $    543,780  $    545,644
                                              ============   ============   ============   ============   ============  ============

----------
(a)   For the period May 20, 2003  (Commencement  of Operations) to December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 2003

                                                                                                                         American
                                                                                   Scudder                                Century
                                                               -------------------------------------------------       ------------
                                                                                   Capital                              VP Capital
                                                                   Bond            Growth          International       Appreciation
                                                                   Fund             Fund               Fund                Fund
                                                               ------------      ------------      -------------       ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................      $  1,761,631      $  1,126,223       $    623,849       $         --
                                                               ------------      ------------       ------------       ------------
Expenses (Note 3):
   Fees and administrative expenses .....................           441,400         2,484,833            754,241            405,229
                                                               ------------      ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,320,231        (1,358,610)          (130,392)          (405,229)
                                                               ------------      ------------       ------------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments ..............           122,667       (10,899,138)        (3,180,242)        (6,453,336)
   Net unrealized appreciation
      (depreciation) of investments .....................           184,897        73,927,023         23,938,669         17,947,502
                                                               ------------      ------------       ------------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........................           307,564        63,027,885         20,758,427         11,494,166
                                                               ------------      ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  1,627,795      $ 61,669,275       $ 20,628,035       $ 11,088,937
                                                               ============      ============       ============       ============

                                                                Calvert                              Fidelity
                                                              ------------      ---------------------------------------------------
                                                                Social               VIP              VIP II              VIP II
                                                               Balanced         Equity-Income         Contra           Asset Manager
                                                                 Fund               Fund               Fund                Fund
                                                              ------------      -------------       ------------       ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .....................................      $  1,083,309       $  2,356,580       $  1,024,288       $  1,915,204
                                                              ------------       ------------       ------------       ------------
Expenses (Note 3):
   Fees and administrative expenses ....................           554,547          1,278,238          1,949,845            561,185
                                                              ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ...........................           528,762          1,078,342           (925,557)         1,354,019
                                                              ------------       ------------       ------------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments .............          (310,698)        (1,411,145)         1,493,659           (458,929)
   Net unrealized appreciation
      (depreciation) of investments ....................         8,715,804         38,367,937         57,852,129          8,345,289
                                                              ------------       ------------       ------------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..........................         8,405,106         36,956,792         59,345,788          7,886,360
                                                              ------------       ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................      $  8,933,868       $ 38,035,134       $ 58,420,231       $  9,240,379
                                                              ============       ============       ============       ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                        For the Years Ended December, 31

                                                                           Investment Company
                                        -------------------------------------------------------------------------------------------
                                             Money Market Fund              All America Fund                Equity Index Fund
                                        ---------------------------   -----------------------------   -----------------------------
                                            2003           2002           2003             2002            2003           2002
                                        ------------   ------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ......  $    (36,291)  $    266,705   $    (352,662)  $    (393,609)  $   1,554,974   $   1,561,006
   Net realized gain (loss) on
      investments ....................      (206,159)    (1,431,636)    (18,956,991)    (32,500,097)    (12,258,787)    (36,261,658)
   Net unrealized appreciation
      (depreciation) of investments ..       155,771      1,382,713      97,852,527     (47,368,004)     75,766,237     (34,788,477)
                                        ------------   ------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in net assets
   resulting from operations .........       (86,679)       217,782      78,542,874     (80,261,710)     65,062,424     (69,489,129)
                                        ------------   ------------   -------------   -------------   -------------   -------------
From Unit Transactions:
   Contributions .....................    11,726,992     11,885,836      27,440,461      28,345,754      39,428,338      42,796,882
   Withdrawals .......................    (8,756,295)    (9,499,711)    (23,652,103)    (25,277,423)    (21,403,940)    (20,917,802)
   Net transfers .....................    (8,821,621)    (3,213,697)      3,811,354     (21,732,312)     10,594,437     (18,130,484)
                                        ------------   ------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) from unit
   transactions ......................    (5,850,924)      (827,572)      7,599,712     (18,663,981)     28,618,835       3,748,596
                                        ------------   ------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS     (5,937,603)      (609,790)     86,142,586     (98,925,691)     93,681,259     (65,740,533)
NET ASSETS:
Beginning of Year ....................    61,562,524     62,172,314     247,575,944     346,501,635     227,294,073     293,034,606
                                        ------------   ------------   -------------   -------------   -------------   -------------
End of Year ..........................  $ 55,624,921   $ 61,562,524   $ 333,718,530   $ 247,575,944   $ 320,975,332   $ 227,294,073
                                        ============   ============   =============   =============   =============   =============
                                                                             Investment Company
                                           ----------------------------------------------------------------------------------------
                                                      Mid-Cap                                                    Short-Term
                                                 Equity Index Fund                 Bond Fund                      Bond Fund
                                           ----------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                           -------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........  $      65,323   $    638,292   $  3,688,152   $  6,047,799   $    423,428   $    349,098
   Net realized gain (loss) on
      investments .......................       (172,598)    (8,737,695)      (563,670)      (920,742)        34,676         11,725
   Net unrealized appreciation
       (depreciation) of investments ....     26,561,374     (8,599,353)     1,742,530       (900,966)      (353,889)       174,963
                                           -------------   ------------   ------------   ------------   ------------   ------------
Net Increase (Decrease) in net assets
   resulting  from operations ...........     26,454,099    (16,698,756)     4,867,012      4,226,091        104,215        535,786
                                           -------------   ------------   ------------   ------------   ------------   ------------
From Unit Transactions:
   Contributions ........................     17,409,724     18,231,408     17,029,255     14,093,174      5,104,061      4,113,499
   Withdrawals ..........................     (6,600,482)    (6,966,866)    (9,203,298)    (8,159,067)    (2,642,177)    (1,909,591)
   Net transfers ........................     23,812,655     11,300,803     (7,875,983)       133,844     (2,443,150)     4,845,577
                                           -------------   ------------   ------------   ------------   ------------   ------------
Net Increase (Decrease) from unit
   transactions .........................     34,621,897     22,565,345        (50,026)     6,067,951         18,734      7,049,485
                                           -------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ...     61,075,996      5,866,589      4,816,986     10,294,042        122,949      7,585,271
NET ASSETS:
Beginning of Year .......................     67,761,058     61,894,469     85,005,078     74,711,036     18,978,990     11,393,719
                                           -------------   ------------   ------------   ------------   ------------   ------------
End of Year .............................  $ 128,837,054   $ 67,761,058   $ 89,822,064   $ 85,005,078   $ 19,101,939   $ 18,978,990
                                           =============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,


                                                                             Investment Company
                                        --------------------------------------------------------------------------------------------
                                                    Mid-Term                                                  Aggressive
                                                    Bond Fund               Composite Fund                   Equity Fund
                                        ---------------------------   -----------------------------   -----------------------------
                                            2003           2002            2003            2002            2003            2002
                                        ------------   ------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ......  $  1,639,185   $  1,221,732   $   3,411,896   $   5,257,385   $  (1,707,624)  $  (1,722,550)
   Net realized gain (loss) on
      investments ....................     1,079,404        139,928      (4,237,393)     (8,581,685)     (4,861,137)    (11,554,013)
   Net unrealized appreciation
      (depreciation) of investments ..    (1,662,091)     1,870,260      34,618,060     (16,458,207)     67,529,033     (30,648,086)
                                        ------------   ------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in net assets
   resulting  from operations ........     1,056,498      3,231,920      33,792,563     (19,782,507)     60,960,272     (43,924,649)
                                        ------------   ------------   -------------   -------------   -------------   -------------
From Unit Transactions:
   Contributions .....................    15,368,412     10,189,565      16,786,693      17,188,826      28,951,020      31,349,735
   Withdrawals .......................    (6,606,074)    (4,882,460)    (18,732,871)    (21,992,438)    (14,634,583)    (15,037,477)
   Net transfers .....................   (24,631,384)    24,774,071      (4,370,683)    (19,221,969)     11,974,074      (5,034,393)
                                        ------------   ------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) from unit
   transactions ......................   (15,869,046)    30,081,176      (6,316,861)    (24,025,581)     26,290,511      11,277,865
                                        ------------   ------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS    (14,812,548)    33,313,096      27,475,702     (43,808,088)     87,250,783     (32,646,784)
NET ASSETS:
Beginning of  Year ...................    64,980,564     31,667,468     202,661,077     246,469,165     155,282,033     187,928,817
                                        ------------   ------------   -------------   -------------   -------------   -------------
End of  Year .........................  $ 50,168,016   $ 64,980,564   $ 230,136,779   $ 202,661,077   $ 242,532,816   $ 155,282,033
                                        ============   ============   =============   =============   =============   =============



                                                                          Investment Company
                                                ----------------------------------------------------------------------
                                                  Conservative                 Moderate                  Aggressive
                                                 Allocation Fund            Allocation Fund            Allocation Fund
                                              --------------------       --------------------       --------------------
                                                 For the Period             For the Period             For the Period
                                                   May 20, 2003               May 20, 2003               May 20, 2003
                                                 (Commencement               (Commencement             (Commencement
                                                 of Operations)             of Operations)             of Operations)
                                              To December 31, 2003       To December 31, 2003       To December 31, 2003
                                              --------------------       --------------------       --------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ............      $     70,121               $    296,445               $    145,522
Net realized gain (loss) on investments ....             3,447                     17,345                     43,505
Net unrealized appreciation (depreciation)
      of investments .......................           (16,686)                   229,990                    356,617
                                                  ------------               ------------               ------------
Net Increase (Decrease) in net assets

   resulting from operations ...............            56,882                    543,780                    545,644
                                                  ------------               ------------               ------------
From Unit Transactions:
   Contributions ...........................           573,579                  3,050,872                  2,048,436
   Withdrawals .............................           (62,176)                  (406,594)                  (260,464)
   Net transfers ...........................         1,535,608                  7,754,737                  5,388,447
                                                  ------------               ------------               ------------
Net Increase (Decrease) from unit
   transactions ............................         2,047,011                 10,399,015                  7,176,419
                                                  ------------               ------------               ------------
NET INCREASE (DECREASE) IN NET ASSETS ......         2,103,893                 10,942,795                  7,722,063
NET ASSETS:
Beginning of Period ........................              --                         --                         --
                                                  ------------               ------------               ------------
End of Period ..............................      $  2,103,893               $ 10,942,795               $  7,722,063
                                                  ============               ============               ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,

                                                                                 Scudder
                                        ------------------------------------------------------------------------------------------
                                                  Bond Fund                Capital Growth Fund             International Fund
                                        --------------------------    -----------------------------    ---------------------------
                                            2003          2002           2003             2002            2003           2002
                                        -----------    -----------    ------------    -------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....   $ 1,320,231    $ 1,611,319    $ (1,358,610)   $  (1,750,534)   $  (130,392)   $   (101,286)
   Net realized gain (loss) on
     investments ....................       122,667         41,325     (10,899,138)     (30,428,019)    (3,180,242)      2,823,774
   Net unrealized appreciation
      (depreciation) of investments .       184,897        659,499      73,927,023      (77,783,144)    23,938,669     (16,930,624)
                                        -----------    -----------    ------------    -------------    -----------    ------------
Net Increase (Decrease) in net assets
   resulting from operations ........     1,627,795      2,312,143      61,669,275     (109,961,697)    20,628,035     (14,208,136)
                                        -----------    -----------    ------------    -------------    -----------    ------------
From Unit Transactions:
   Contributions ....................     8,094,416      6,250,976      30,417,724       36,251,724     10,884,858      11,835,269
   Withdrawals ......................    (4,304,222)    (3,713,719)    (23,130,779)     (26,136,151)    (8,062,048)     (7,700,018)
   Net transfers ....................    (5,666,634)        76,369      (1,764,117)     (34,433,365)    (3,580,261)
                                        -----------    -----------    ------------    -------------    -----------    ------------
Net Increase (Decrease) from unit
   transactions .....................    (1,876,440)     2,613,626       5,522,828      (24,317,792)      (757,451)
                                        -----------    -----------    ------------    -------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS      (248,645)     4,925,769      67,192,103     (134,279,489)    19,870,584     (25,848,759)
NET ASSETS:
Beginning of Year ...................    41,440,440     36,514,671     239,897,004      374,176,493     78,668,774     104,517,533
                                        -----------    -----------    ------------    -------------    -----------    ------------
End of Year .........................   $41,191,795    $41,440,440    $307,089,107    $ 239,897,004    $98,539,358    $ 78,668,774
                                        ===========    ===========    ============    =============    ===========    ============

                                                       American Century                     Calvert
                                                 ----------------------------    ----------------------------
                                                 VP Capital Appreciation Fund        Social Balanced Fund
                                                 ----------------------------    ----------------------------
                                                      2003           2002            2003            2002
                                                 ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............   $   (405,229)   $   (452,854)   $    528,762    $    845,853
   Net realized gain (loss) on investments ...     (6,453,336)    (12,486,285)       (310,698)       (704,432)
   Net unrealized appreciation (depreciation)
     of investments ..........................     17,947,502      (4,082,608)      8,715,804      (7,083,629)
                                                 ------------    ------------    ------------    ------------
Net Increase (Decrease) in net assets
   resulting from operations .................     11,088,937     (17,021,747)      8,933,868      (6,942,208)
                                                 ------------    ------------    ------------    ------------
From Unit Transactions:
   Contributions .............................      7,923,516      10,004,929       8,838,652       8,812,504
   Withdrawals ...............................     (4,979,253)     (5,435,359)     (4,064,036)     (3,547,443)
   Net transfers .............................     (2,766,981)    (12,359,542)        723,979      (3,812,363)
                                                 ------------    ------------    ------------    ------------
Net Increase (Decrease) from unit transactions        177,282      (7,789,972)      5,498,595       1,452,698
                                                 ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ........     11,266,219     (24,811,719)     14,432,463      (5,489,510)
NET ASSETS:
Beginning of Year ............................     56,983,862      81,795,581      46,555,253      52,044,763
                                                 ------------    ------------    ------------    ------------
End of Year ..................................   $ 68,250,081    $ 56,983,862    $ 60,987,716    $ 46,555,253
                                                 ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,


                                                                               Fidelity
                                       --------------------------------------------------------------------------------------------
                                             VIP Equity Income Fund       VIP II Contra Fund      VIP II Asset Manager Fund
                                       ----------------------------   -----------------------------   -----------------------------
                                            2003           2002            2003            2002            2003           2002
                                       ------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....  $  1,078,342   $   4,049,431   $    (925,557)  $     (48,887)  $   1,354,019   $   1,385,251
   Net realized gain (loss) on
     investments ....................    (1,411,145)     (8,170,522)      1,493,659     (10,079,700)       (458,929)     (1,062,143)
   Net unrealized appreciation
      (depreciation) of investments .    38,367,937     (22,412,108)     57,852,129     (13,371,300)      8,345,289      (5,493,407)
                                       ------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in net assets
   resulting from operations ........    38,035,134     (26,533,199)     58,420,231     (23,499,887)      9,240,379      (5,170,299)
                                       ------------   -------------   -------------   -------------   -------------   -------------
From Unit Transactions:
   Contributions ....................    23,173,914      24,183,195      33,354,314      33,217,095      11,950,968      12,005,262
   Withdrawals ......................   (12,135,445)    (12,253,609)    (18,781,531)     (5,475,735)     (4,649,787)
   Net transfers ....................     9,373,538      (5,607,465)      3,438,816     (10,141,456)      4,158,874      (3,204,026)
                                       ------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) from unit
   transactions .....................    20,412,007       6,322,121      17,382,986       4,294,108      10,634,107       4,151,449
                                       ------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS    58,447,141     (20,211,078)     75,803,217     (19,205,779)     19,874,486      (1,018,850)
NET ASSETS:
Beginning of Year ...................   119,295,949     139,507,027     205,824,887     225,030,666      49,537,445      50,556,295
                                       ------------   -------------   -------------   -------------   -------------   -------------
End of Year .........................  $177,743,090   $ 119,295,949   $ 281,628,104   $ 205,824,887   $  69,411,931   $  49,537,445
                                       ============   =============   =============   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2003, 2002 and 2001. Data shown for any of the preceding two years (1999-2000) were previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.


                                        Investment Company Money Market Fund             Investment Company All America Fund
                                     -------------------------------------------    --------------------------------------------
                                              Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND                -------------------------------------------    --------------------------------------------
SUPPLEMENTARY DATA:                    2003     2002     2001     2000     1999       2003       2002     2001     2000    1999
---------------------                -------  -------  -------   ------   ------    --------   -------- --------  ------  ------
Unit value, beginning of year....    $  2.30  $  2.28  $  2.22   $ 2.11   $ 2.03    $   5.96   $   7.74 $   9.46  $10.05  $ 8.09
                                     =======  =======  =======   ======   ======    ========   ======== ========  ======  ======
Unit value, end of year..........    $  2.30  $  2.30  $  2.28   $ 2.22   $ 2.11    $   7.85   $   5.96 $   7.74  $ 9.46  $10.05
                                     =======  =======  =======   ======   ======    ========   ======== ========  ======  ======
Units outstanding (000's),
  beginning of year (1)..........     26,791   27,210   25,658                        41,572     44,755   47,895
 Units Issued (000's) (1)........     13,445   45,360   71,518                        17,434     19,155   21,460
Units Redeemed (000's) (1).......    (16,048) (45,779) (69,966)                      (16,498)   (22,338) (24,600)
           ----    --                -------  -------  -------                      --------   -------- --------
Units Outstanding (000's),
  end of year....................     24,188   26,791   27,210   25,658   20,766      42,508     41,572   44,755  47,895  48,014
                                     =======  =======  =======   ======   ======    ========   ======== ========  ======  ======
Net Assets (000's) (1)...........    $55,625  $61,563  $62,172                      $333,719   $247,576 $346,502
                                     =======  =======  =======                      ========   ======== ========
Expense Ratio (A) (1)............       0.90%    0.90%    0.90%                         0.90%      0.90%    0.90%
                                     =======  =======  =======                      ========   ======== ========
Investment Income Ratio (B) (1)..       1.0%     1.5%     5.3%                          0.8%       0.8%     0.4%
                                     =======  =======  =======                      ========   ======== ========
Total Return (C) (1).............       0.1%     0.6%     3.0%                         31.8%     -23.1%   -18.1%
                                     =======  =======  =======                      ========   ======== ========

(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                 Investment Company
                                        Investment Company Equity Index Fund                  Mid-Cap Equity Index Fund
                                  ----------------------------------------------   ----------------------------------------------
                                              Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND             ----------------------------------------------   ----------------------------------------------
SUPPLEMENTARY DATA:                  2003     2002      2001     2000     1999       2003       2002      2001     2000     1999*
---------------------             --------  --------  --------  -------  -------   ---------  --------  --------  -------   -----
Unit value, beginning of year.... $   2.06  $   2.67  $   3.07  $  3.41  $  2.86   $    1.05  $   1.25  $   1.28  $  1.11   $1.00
                                  ========  ========  ========  =======  =======   =========  ========  ========  =======   =====
Unit value, end of year.......... $   2.62  $   2.06  $   2.67  $  3.07  $  3.41   $    1.41  $   1.05  $   1.25  $  1.28   $1.11
                                  ========  ========  ========  =======  =======   =========  ========  ========  =======   =====
Units outstanding (000's),
  beginning of year (1)..........  110,153   109,580   109,982                        64,271    49,342    37,752
Units Issued (000's) (1).........  131,832   111,439   107,487                       134,122   180,415   125,401
Units Redeemed (000's) (1)....... (119,657) (110,866) (107,889)                     (107,206) (165,486) (113,811)
                                  --------  --------  --------                     ---------  --------  --------
Units Outstanding (000's),
  end of year....................  122,328   110,153   109,580  109,982  112,735      91,187    64,271    49,342   37,752   3,431

Net Assets (000's) (1)........... $320,975  $227,294  $293,035                     $ 128,837  $ 67,761  $ 61,894
                                  ========  ========  ========                     =========  ========  ========
Expense Ratio (A) (1)............    0.90%     0.90%     0.90%                         0.90%     0.90%     0.90%
                                  ========  ========  ========                     =========  ========  ========
Investment Income Ratio (B) (1)..     1.6%      1.6%      3.3%                          1.0%      1.8%      2.8%
                                  ========  ========  ========                     =========  ========  ========
Total Return (C) (1).............    27.2%    -22.8%    -13.0%                         34.0%    -16.0%     -2.0%
                                  ========  ========  ========                     =========  ========  ========

----------
*   Commenced operation May 3, 1999.

(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                                          Investment Company Bond Fund             Investment Company Short-Term Bond Fund
                                  -------------------------------------------     -----------------------------------------
                                              Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND             -------------------------------------------     -----------------------------------------
SUPPLEMENTARY DATA:                 2003     2002     2001     2000     1999       2003      2002    2001      2000    1999
---------------------             -------  -------  -------   ------   ------     -------  -------  -------   -----   -----
Unit value, beginning of year.... $  3.78  $  3.57  $  3.31   $ 3.07   $ 3.17     $  1.52  $  1.46  $  1.37   $1.28   $1.24
                                  =======  =======  =======   ======   ======     =======  =======  =======   =====   =====
Unit value, end of year.......... $  3.99  $  3.78  $  3.57   $ 3.31   $ 3.07     $  1.53  $  1.52  $  1.46   $1.37   $1.28
                                  =======  =======  =======   ======   ======     =======  =======  =======   =====   =====
Units outstanding (000's),
  beginning of year (1)..........  22,509   20,932   13,899                        12,521    7,825    4,649
Units Issued (000's) (1).........  13,116   13,207   15,756                        10,241   10,451    6,928
Units Redeemed (000's) (1)....... (13,141) (11,630)  (8,723)                      (10,265)  (5,755)  (3,752)
                                  -------  -------  -------                       -------  -------  -------

Units Outstanding (000's),
  end of year....................  22,484   22,509   20,932   13,899   14,287      12,497   12,521    7,825   4,649   3,604
                                  =======  =======  =======   ======   ======     =======  =======  =======   =====   =====
Net Assets (000's) (1)........... $89,822  $85,005  $74,711                       $19,102  $18,979  $11,394
                                  =======  =======  =======                       =======  =======  =======
Expense Ratio (A) (1)............   0.90%    0.90%    0.90%                         0.90%    0.90%    0.90%
                                  =======  =======  =======                       =======  =======  =======
Investment Income Ratio (B) (1)..    5.0%     9.0%    10.5%                          3.3%     3.5%     6.4%
                                  =======  =======  =======                       =======  =======  =======
Total Return (C) (1).............    5.8%     5.8%     7.8%                          0.8%     4.1%     6.5%
                                  =======  =======  =======                       =======  =======  =======

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2


                                     Investment Company Mid-Term Bond Fund             Investment Company Composite Fund
                                  -------------------------------------------    ----------------------------------------------
                                              Years Ended December 31,                       Years Ended December 31,
SELECTED PER UNIT AND             -------------------------------------------    ----------------------------------------------
SUPPLEMENTARY DATA:                 2003     2002     2001     2000     1999       2003       2002       2001      2000    1999
---------------------             -------  -------  -------    -----    -----    --------   --------   --------   ------  ------
Unit value, beginning of year.... $  1.64  $  1.51  $  1.38    $1.32    $1.32    $   4.46   $   4.87   $   5.52   $ 5.61  $ 4.93
                                  =======  =======  =======    =====    =====    ========   ========   ========   ======  ======
Unit value, end of year.......... $  1.67  $  1.64  $  1.51    $1.38    $1.32    $   5.23   $   4.46   $   4.87   $ 5.52  $ 5.61
                                  =======  =======  =======    =====    =====    ========   ========   ========   ======  ======
Units outstanding (000's),
  beginning of year (1)..........  39,713   21,035    5,922                        45,392     50,607     54,447
Units Issued (000's) (1).........  21,886   41,929   26,104                         5,455      5,327      5,576
Units Redeemed (000's) (1)....... (31,497) (23,251) (10,991)                       (6,859)   (10,542)    (9,416)
                                  -------  -------  -------                      --------   --------   --------
Units Outstanding (000's),
  end of year....................  30,102   39,713   21,035    5,922    6,037      43,988     45,392     50,607   54,447  56,404
                                  =======  =======  =======    =====    =====    ========   ========   ========   ======  ======
Net Assets (000's) (1)........... $50,168  $64,981  $31,667                      $230,137   $202,661   $246,469
                                  =======  =======  =======                      ========   ========   ========
Expense Ratio (A) (1)............   0.90%    0.90%    0.90%                         0.90%      0.90%      0.90%
                                  =======  =======  =======                      ========   ========   ========
Investment Income Ratio (B) (1)..    3.7%     4.2%     5.7%                          2.6%       3.3%       3.7%
                                  =======  =======  =======                      ========   ========   ========
Total Return (C) (1).............    1.9%     8.7%     9.5%                         17.2%      -8.3%     -11.8%
                                  =======  =======  =======                      ========   ========   ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2


                                           Investment Company Aggressive Equity Fund           Investment Company
                                       -----------------------------------------------  -----------------------------------
                                                                                        Conservative  Moderate   Aggressive
                                                                                         Allocation  Allocation  Allocation
SELECTED PER UNIT AND                                Years Ended December 31,               Fund*       Fund*       Fund*
SUPPLEMENTARY DATA:                      2003       2002       2001      2000     1999      2003        2003        2003
---------------------                  --------   --------   --------    -----   ------  ----------- ----------  ----------
Unit value, beginning of Period/Year   $   1.95   $   2.47   $   2.79   $ 2.85   $ 2.02    $ 1.05      $  1.05     $ 1.05
                                       ========   ========   ========   ======   ======    ======      =======     ======
Unit value, end of Period/Year........ $   2.69   $   1.95   $   2.47   $ 2.79   $ 2.85    $ 1.05      $  1.11     $ 1.19
                                       ========   ========   ========   ======   ======    ======      =======     ======
Units outstanding (000's),
  beginning of Period/Year (1)........   79,680     76,011     75,043                          --           --        --
Units Issued (000's) (1) .............   50,404     57,813     44,630                       3,737       13,383     9,770
Units Redeemed (000's) (1)............  (39,982)   (54,144)   (43,662)                     (1,728)      (3,534)   (3,259)
                                       --------   --------   --------                      ------      -------     ------
Units Outstanding (000's),
  end of Period/Year..................   90,102     79,680     76,011   75,043   62,123     2,009        9,849      6,511
                                       ========   ========   ========   ======   ======    ======      =======     ======
Net Assets (000's)(1)................. $242,533   $155,282   $187,929                      $2,104      $10,943     $7,722
                                       ========   ========   ========                      ======      =======     ======
Expense Ratio(A)(D)(1)................    0.90%      0.90%      0.90%                       0.90%        0.90%      0.90%
                                       ========   ========   ========                      ======      =======     ======
Investment Income Ratio(B)(D)(1)......      --          --       0.5%                        9.0%         9.6%       7.3%
                                       ========   ========   ========                      ======      =======     ======
Total Return(C)(E)(1).................    38.1%     -21.2%     -11.4%                        4.7%        11.1%      18.6%
                                       ========   ========   ========                      ======      =======     ======

----------
*   For  the  period  May 20, 2003  (Commencement of Operations) to December 31,
    2003.

(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(D) Annualized  for periods less than one year.

(E) Not  annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                                                 Scudder Bond Fund                       Scudder Capital Growth Fund
                                  -------------------------------------------   --------------------------------------------
                                              Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND             -------------------------------------------   --------------------------------------------
SUPPLEMENTARY DATA:                 2003     2002     2001     2000     1999      2003      2002      2001     2000    1999
---------------------             -------  -------  -------   ------   ------   --------  --------  --------  ------  ------
Unit value, beginning of year.... $ 15.58  $ 14.60  $ 13.94   $12.73   $13.02   $  24.10  $  34.34  $  42.97  $48.17  $36.07
                                  =======  =======  =======   ======   ======   ========  ========  ========  ======  ======
Unit value, end of year.......... $ 16.22  $ 15.58  $ 14.60   $13.94   $12.73   $  30.30  $  24.10  $  34.34  $42.97  $48.17
                                  =======  =======  =======   ======   ======   ========  ========  ========  ======  ======
Units outstanding (000's),
  beginning of year (1)..........   2,660    2,500    1,630                        9,954    10,896    11,501
Units Issued (000's) (1).........   1,046    1,517    2,625                        3,244     4,909     3,964
Units Redeemed (000's) (1).......  (1,167)  (1,357)  (1,755)                      (3,065)   (5,851)   (4,569)
                                  -------  -------  -------                     --------  --------  --------
Units Outstanding (000's),
  end of year....................   2,539    2,660    2,500    1,630    1,558     10,133     9,954    10,896  11,501  11,582
                                  =======  =======  =======    =====    =====   ========  ========  ========  ======  ======
Net Assets (000's) (1)........... $41,192  $41,440  $36,515                     $307,089  $239,897  $374,176
                                  =======  =======  =======                     ========  ========  ========
Expense Ratio (A) (1)............   0.90%    0.90%    0.90%                        0.90%     0.90%     0.90%
                                  =======  =======  =======                     ========  ========  ========
Investment Income Ratio (B) (1)..    4.1%     5.5%     4.2%                         0.4%      0.3%     13.1%
                                  =======  =======  =======                     ========  ========  ========
Total Return (C) (1).............    4.1%     6.7%     4.8%                        25.7%    -29.8%    -20.1%
                                  =======  =======  =======                     ========  ========  ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2


                                            Scudder International Fund                      VP Capital Appreciation Fund
                                  ----------------------------------------------   ---------------------------------------------
                                              Years Ended December 31,                         Years Ended December 31,
SELECTED PER UNIT AND             ----------------------------------------------   ---------------------------------------------
SUPPLEMENTARY DATA:                 2003      2002      2001      2000     1999      2003      2002      2001     2000     1999
---------------------             -------   -------   --------   ------   ------   -------   -------   -------   ------   ------
Unit value, beginning of year.... $ 11.10   $ 13.72   $  20.02   $25.83   $16.93   $ 10.52   $ 13.44   $ 18.82   $17.40   $10.69
                                  =======   =======   ========   ======   ======   =======   =======   =======   ======   ======
Unit value, end of year.......... $ 14.05   $ 11.10   $  13.72   $20.02   $25.83   $ 12.59   $ 10.52   $ 13.44   $18.82   $17.40
                                  =======   =======   ========   ======   ======   =======   =======   =======   ======   ======
Units outstanding (000's),
  beginning of year (1)..........   7,089     7,619      8,335                       5,416     6,086     7,184
Units Issued (000's) (1).........   3,476    87,282    179,759                       2,198     2,635     8,755
Units Redeemed (000's) (1).......  (3,551)  (87,812)  (180,475)                     (2,195)   (3,305)   (9,853)
                                  -------   -------   --------                     -------   -------   -------
Units Outstanding (000's),
  end of year....................   7,014     7,089      7,619    8,335    8,486     5,419     5,416     6,086    7,184    3,394
                                  =======   =======   ========   ======   ======   =======   =======   =======   ======   ======
Net Assets (000's)(1)............ $98,539   $78,669   $104,518                     $68,250   $56,984   $81,796
                                  =======   =======   ========                     =======   =======   =======
Expense Ratio (A) (1)............   0.90%     0.90%      0.90%                       0.65%     0.65%     0.70%
                                  =======   =======   ========                     =======   =======   =======
Investment Income Ratio (B) (1)..    0.8%      0.8%      20.2%                          --        --     38.0%
                                  =======   =======   ========                     =======   =======   =======
Total Return (C) (1).............   26.6%    -19.1%     -31.5%                       19.7%    -21.7%    -28.6%
                                  =======   =======   ========                     =======   =======   =======

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                                           Calvert Social Balanced Fund                     Fidelity VIP Equity-Income Fund
                                  ---------------------------------------------    -----------------------------------------------
                                              Years Ended December 31,                         Years Ended December 31,
SELECTED PER UNIT AND             ---------------------------------------------    -----------------------------------------------
SUPPLEMENTARY DATA:                 2003      2002     2001      2000     1999       2003       2002       2001      2000    1999
---------------------             -------   -------   -------   ------   ------    --------   --------   --------   ------  ------
Unit value, beginning of year.... $  2.59   $  2.98   $  3.23   $ 3.37   $ 3.04    $  26.89   $  32.63   $  34.61   $32.21  $30.65
                                  =======   =======   =======   ======   ======    ========   ========   ========   ======  ======
Unit value, end of year.......... $  3.07   $  2.59   $  2.98   $ 3.23   $ 3.37    $  34.76   $  26.89   $  32.63   $34.61  $32.21
                                  =======   =======   =======   ======   ======    ========   ========   ========   ======  ======
Units outstanding (000's),
  beginning of year (1)..........  17,942    17,463    17,238                         4,437      4,275      3,753
 Units Issued (000's) (1)........   5,049     4,482     4,112                         2,757      2,817      1,997
Units Redeemed (000's) (1).......  (3,113)   (4,003)   (3,887)                       (2,081)    (2,655)    (1,475)
                                   ------    ------    ------                         -----      -----      -----
Units Outstanding (000's),
   end of year...................  19,878    17,942    17,463   17,238   16,041       5,113      4,437      4,275    3,753   4,213
                                  =======   =======   =======   ======   ======    ========   ========   ========   ======  ======
Net Assets (000's) (1)........... $60,988   $46,555   $52,045                      $177,743   $119,296   $139,507
                                  =======   =======   =======                      ========   ========   ========
Expense Ratio (A) (1)............   0.90%     0.90%     0.90%                         0.80%      0.80%      0.80%
                                  =======   =======   =======                      ========   ========   ========
Investment Income Ratio (B) (1)..    2.1%      2.8%      5.6%                          1.7%       4.0%       6.4%
                                  =======   =======   =======                      ========   ========   ========
Total Return (C) (1).............   18.2%    -12.9%     -7.8%                         29.3%     -17.6%      -5.7%
                                  =======   =======   =======                      ========   ========   ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                                                                                Fidelity
                                  -------------------------------------------------------------------------------------------------
                                                 VIP II Contra Fund                            VIP II Asset Manager Fund
                                  ------------------------------------------------   ----------------------------------------------
                                              Years Ended December 31,                         Years Ended December 31,
SELECTED PER UNIT AND             ------------------------------------------------   ----------------------------------------------
SUPPLEMENTARY DATA:                 2003       2002       2001      2000     1999     2003       2002       2001      2000    1999
---------------------             --------   --------   --------   ------   ------   -------    -------    -------   ------  ------
Unit value, beginning of year.... $  23.27   $  25.88   $  29.73   $32.13   $26.16   $ 21.65    $ 23.91    $ 25.14   $26.40  $24.04
                                  ========   ========   ========   ======   ======   =======    =======    =======   ======  ======
Unit value, end of year.......... $  29.66   $  23.27   $  25.88   $29.73   $32.13   $ 25.34    $ 21.65    $ 23.91   $25.14  $26.40
                                  ========   ========   ========   ======   ======   =======    =======    =======   ======  ======
Units outstanding (000's),
  beginning of year (1)..........    8,844      8,695      8,742                       2,288      2,114      1,908
 Units Issued (000's) (1)........    8,143      5,251      1,796                       1,061        774        610
Units Redeemed (000's) (1).......   (7,491)    (5,102)    (1,843)                       (610)     (600)      (404)
                                  --------   --------   --------                     -------    -------    -------
 Units Outstanding (000's),
  end of year....................    9,496      8,844      8,695    8,742    8,430     2,739      2,288      2,114    1,908   1,747
                                  ========   ========   ========   ======   ======   =======    =======    =======   ======  ======
Net Assets (000's) (1)........... $281,628   $205,825   $225,031                     $69,412    $49,537    $50,556
                                  ========   ========   ========                     =======    =======    =======
Expense Ratio (A) (1)............    0.80%      0.80%      0.80%                       0.80%      0.80%      0.80%
                                  ========   ========   ========                     =======    =======    =======
Investment Income Ratio (B) (1)..     0.4%       0.8%       3.7%                        3.3%       3.8%       5.6%
                                  ========   ========   ========                     =======    =======    =======
Total Return (C) (1).............    27.4%     -10.1%     -12.9%                       17.0%      -9.5%      -4.9%
                                  ========   ========   ========                     =======    =======    =======

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participants through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

1.   SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. There are currently twenty investment funds available to Separate Account No. 2. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: a Money Market Fund, All America Fund, Bond Fund and Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Series I ("Scudder"). VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, Calvert Social Balanced Fund became available as an investment alternative. Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became available to Separate Account No. 2.

      On May 20, 2003 the Investment Company Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 2 as investment alternatives. There are currently twenty investment funds available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2003 are as follows:

                                                         Number of    Net Asset
                                                          Shares        Value
                                                         ---------    --------
Investment Company Funds:
   Money Market Fund ................................    47,009,081    $ 1.18
   All America Fund .................................   157,353,460      2.12
   Equity Index Fund ................................   164,678,905      1.95
   Mid-Cap Equity Index Fund ........................   104,726,709      1.30
   Bond Fund ........................................    69,810,279      1.29
   Short-Term Bond Fund .............................    18,521,944      1.03
   Mid-Term Bond Fund ...............................    52,422,539      0.96
   Composite Fund ...................................   163,981,718      1.40
   Aggressive Equity Fund ...........................   142,741,371      1.73
   Conservative Allocation Fund .....................     2,001,413      1.01
   Moderate Allocation Fund .........................     9,976,225      1.08
   Aggressive Allocation Fund .......................     6,517,914      1.17
Scudder Portfolios:
   Bond Portfolio ...................................     5,852,442      7.04
   Capital Growth Portfolio-- Class "A" .............    21,048,125     14.59
   International Portfolio-- Class "A" ..............    11,929,266      8.26
American Century VP Capital Appreciation Fund .......     9,578,969      7.12
Calvert Social Balanced Portfolio ...................    34,700,746      1.76
Fidelity Portfolios:
   Equity-Income-- "Initial" Class ..................     7,668,458     23.18
   Contrafund-- "Initial" Class .....................    12,175,943     23.13
   Asset Manager-- "Initial" Class ..................     4,800,690     14.46

3. EXPENSES

     Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .15% and, each Fidelity fund, for which the annual rate is .30%.

     In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

     Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

     Expense Risk Charge -- For assuming expense risks under the Contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

     Effective July 15, 2003 in regard to the Investment Company Money Market Fund only so much or all of annual expense charges (not to exceed 0.90%) as is required has been waived to prevent the total investment returns, net of separate account expenses, from producing a negative result. This waiver is not contractual and may be revoked in whole or in part at any time. Upon such revocation, there will be no liability for those expenses which were waived, but the full 0.90% of these expenses may be restored at that time.

                          INDEPENDENT AUDITORS' REPORT

To The Board of Directors of Mutual of America Life Insurance Company and
   Contract Owners of Mutual of America Separate Account No. 2:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2003, and the related statement of operations for each of the periods in the year then ended, changes in net assets and the financial highlights for each of the periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Separate Account's accompanying financial highlights for each of the years or periods in the three-year period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those statements.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account No. 2 as of December 31, 2003, and the results of their operations for each of the periods in the year then ended, changes in their net assets and the financial highlights for each of the periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                    KPMG LLP


New York, New York
February 24, 2004

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com